December 2012 Note 14 - Series B Preferred Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2012
December 2012 Note 14 - Series B Preferred Stock Warrants Tables
Series B Preferred Stock Warrants outstanding
Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.41	4,349,339	1 year	$0.41	-0-	$-0-

Black-Scholes option pricing model valuation assumption
	December 31,	December 31,
	2012	2011

Average risk-free interest rates	0.99%	0.99%
Average expected life (in years)	1.5	1.5
Volatility	429%	429%

Activity of outstanding series B preferred stock warrants
Weighted
Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2010	4,349,339	$0.41
Options expired	–	–
Options cancelled	–	–
Options granted	–	–
Options exercised	–	–

Balance, December 31, 2011	4,349,339	0.41
Options expired	–	–
Options cancelled	–	–
Options granted	–	–
Options exercised	–	–

Balance, December 31, 2012	4,349,339	$0.41

Exercisable, December 31, 2012	4,349,339	$0.41